Document and Entity Information	Oct. 02, 2026
Cover [Abstract]
Entity Registrant Name	PRA GROUP INC
Amendment Flag	false
Entity Central Index Key	0001185348
Document Type	8-K
Document Period End Date	Oct. 02, 2026
Entity Incorporation State Country Code	DE
Entity File Number	000-50058
Entity Tax Identification Number	75-3078675
Entity Address, Address Line One	120 Corporate Boulevard
Entity Address, City or Town	Norfolk
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	23502
City Area Code	888
Local Phone Number	772-7326
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value per share
Trading Symbol	PRAA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false